Intangible assets - Additional Information (Detail) - Intangible Asset Other than Goodwills [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer databases [Member]
Statements [Line Items]
Acquisitions through business combinations	€ 11.1	€ 7.1
Acquired intangible assets, Useful life measured as period of time	5 years	5 years
Brands [Member]
Statements [Line Items]
Acquisitions through business combinations		€ 14.3
Acquired intangible assets, Useful life measured as period of time	10 years
Marketing and data analytics know-how [Member]
Statements [Line Items]
Acquisitions through business combinations	€ 18.2	44.6
Licenses [Member]
Statements [Line Items]
Acquisitions through business combinations	€ 0.2	1.0
Acquired intangible assets, Useful life measured as period of time	2 years 6 months
Acquired technology [Member]
Statements [Line Items]
Acquisitions through business combinations	€ 0.6
Bottom of range [member] | Marketing and data analytics know-how [Member]
Statements [Line Items]
Acquired intangible assets, Useful life measured as period of time	4 years
Top of range [member] | Marketing and data analytics know-how [Member]
Statements [Line Items]
Acquired intangible assets, Useful life measured as period of time	5 years
Not internally generated [member] | Acquired technology [Member]
Statements [Line Items]
Acquisitions through business combinations		€ 20.2
Not internally generated [member] | Bottom of range [member] | Acquired technology [Member]
Statements [Line Items]
Acquired intangible assets, Useful life measured as period of time	2 years 6 months
Not internally generated [member] | Top of range [member] | Acquired technology [Member]
Statements [Line Items]
Acquired intangible assets, Useful life measured as period of time	6 years